Revenue Recognition (Tables)	9 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region:

	Year Ended
	March 31, 2017		March 31, 2018		March 31, 2019
	Amount	%	Amount	%	Amount	%
	(in thousands, except percentages)
North America	$250,292	62%	$232,521	58%	$248,012	57%
Europe, Middle East and Africa	99,725	25%	111,295	28%	125,615	29%
Asia Pacific	44,829	11%	39,275	10%	45,563	11%
Latin America	11,531	3%	14,956	4%	11,776	3%
Total revenue	$406,377		$398,047		$430,966

The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Three Months Ended December 31,				Nine Months Ended December 31,
	2018		2019		2018		2019
	Amount	%	Amount	%	Amount	%	Amount	%
North America	$64,744	56%	$82,946	58%	$179,952	57%	$231,388	59%
Europe, Middle East and Africa	34,262	30%	39,676	28%	91,641	29%	107,494	27%
Asia Pacific	12,601	11%	16,231	11%	34,686	11%	44,414	11%
Latin America	3,083	3%	4,445	3%	8,519	3%	11,930	3%
Total revenue	$114,690		$143,298		$314,798		$395,226